Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (44,394)	¥ (54,008)
Net actuarial loss	218,462	237,023
Ending balance	174,068	183,015
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(2,161)	(2,307)
Net actuarial loss	94,480	61,841
Obligation existing at transition	15	25
Ending balance	¥ 92,334	¥ 59,559